EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts recognized in statement of financial position:
Assets for Plan Benefits, Defined Benefit Plan	$ 1,870	$ 1,672
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	(56)	(50)	$ (59)
Non-current liabilities	(1,179)	(1,269)	(1,395)
Net amount recognized	$ (1,235)	$ (1,319)	$ (1,454)
Weighted average assumptions used:
Discount rate	5.70%	5.00%	5.10%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Assets for Plan Benefits, Defined Benefit Plan	$ 1,870	$ 1,672	$ 2,075
Non-current liabilities	0	0	0
Net amount recognized	$ 1,870	$ 1,672	$ 2,075
Weighted average assumptions used:
Discount rate	5.60%	4.90%	5.10%
Rate of compensation increases
Pre-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.60%	8.20%	7.30%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2034	2033	2031
Pre-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.60%	8.20%	7.30%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2034	2033	2031
Post-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	11.50%	11.00%	9.25%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2035	2034	2031
Post-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	9.90%	8.70%	8.30%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2034	2033	2031